Operating segment and geographic data - Depreciation and amortization, Capital expenditure, and Total assets by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating segment and geographic data
Depreciation and amortization	$ 1,135	$ 1,160	$ 1,305
Capital expenditure	831	876	1,026
Total assets	39,499	41,356	44,852
Electrification Products
Operating segment and geographic data
Depreciation and amortization	305	316	341
Capital expenditure	200	210	248
Total assets	9,523	9,474	10,552
Discrete Automation and Motion
Operating segment and geographic data
Depreciation and amortization	292	295	309
Capital expenditure	128	145	192
Total assets	8,465	9,223	10,131
Process Automation
Operating segment and geographic data
Depreciation and amortization	74	79	90
Capital expenditure	51	56	47
Total assets	4,153	4,662	5,200
Power Grids
Operating segment and geographic data
Depreciation and amortization	266	280	336
Capital expenditure	203	191	242
Total assets	8,980	9,422	10,632
Corporate and Other
Operating segment and geographic data
Depreciation and amortization	198	190	229
Capital expenditure	249	274	297
Total assets	$ 8,378	$ 8,575	$ 8,337